Share Based Payments - Equity incentive plan - Non-vested share awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for issuance under the plan				2,000,000
Number of outstanding and exercisable options	2,800	2,800
Options exercise price	$ 4,560	$ 4,560
Weighted average remaining contractual life of the options	10 months 21 days
Unrecognized cost of unvested share-based compensation awards	$ 321,826
Remaining weighted average period of recognition for unrecognized cost of share-based compensation awards	1 year
Share based compensation	$ 966,915	$ 986,416	$ 805,469